UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:         06/30/00
                                               --------------------------
Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             WAKLEY & ROBERTON, INC.
Address:          500 108TH AVENUE N.E.
                  SUITE 1770
                  BELLEVUE, WA 98004



Form 13F File Number:    28-06804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               MARGE JOHNSON
Title:              OFFICE MANAGER
Phone:              (425) 455-4825

Signature, Place, and Date of Signing:

    /S/ MARGE JOHNSON               BELLEVUE, WA                     8/1/00
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                             0
                                                          -----------

Form 13F Information Table Entry Total:                       65
                                                          -----------

Form 13F Information Table Value Total:                     117,573
                                                          -----------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number                        Name

         ____     28-_____________________                    NONE

         [Repeat as necessary.]



                               INFORMATION TABLE


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

                             WAKLEY & ROBERTON, INC.
                                 June 30, 2000


     ITEM 1                 ITEM 2      ITEM 3     ITEM 4         ITEM 5      ITEM 6          ITEM 7             ITEM 8
 NAME OF ISSUER         TITLE OF CLASS  CUSIP    FAIR MARKET     SHARES OF   INVESTMENT       MANAGERS           VOTING
                                        NUMBER  VALUE (X$1,000)  PRINCIPAL   DISCRETION                         AUTHORITY
                                                                  AMOUNT                                A. SOLE  B. SHARED  C. NONE
---------------         --------------  ------   -----------     ---------   ----------       --------  -------  ---------  --------

MICROSOFT CORP              Common     59491810      13,672      170,902      Sole              N/A       6,970            163,932
INTEL CORP                  Common     45814010      12,919       96,635      Sole              N/A       5,250             91,385
GENERAL ELECTRIC COMPANY    Common     36960410       8,657      163,343      Sole              N/A       6,000            157,343
INTERNATIONAL
  BUSINESS MACHINES         Common     45920010       6,005       54,810      Sole              N/A       1,200             53,610
HEWLETT-PACKARD COMPANY     Common     42823610       5,822       46,625      Sole              N/A       3,100             43,525
ORACLE CORPORATION          Common     68389X10       5,361       63,774      Sole              N/A       5,500             58,274
EXXON MOBILE CORP           Common    30231G102       3,891       49,564      Sole              N/A         500             49,064
MERCK & CO., INC.           Common     58933110       3,675       47,960      Sole              N/A       2,050             45,910
CISCO COMMUNICATIONS INC    Common     17275R10       3,340       52,542      Sole              N/A       6,500             46,042
AMERICA ONLINE INC DEL COM  Common    02364J104       3,209       60,840      Sole              N/A       7,300             53,540
LUCENT TECHNOLOGIES COM     Common     54946310       3,133       52,875      Sole              N/A       4,500             48,375
CITIGROUP INC COM           Common    172967101       2,787       46,250      Sole              N/A       1,575             44,675
CHASE MANHATTAN CORP NEW    Common     16161A10       2,463       53,470      Sole              N/A       3,450             50,020
JOHNSON & JOHNSON           Common     47816010       2,236       21,950      Sole              N/A       2,100             19,850
MCDONALD'S CORPORATION      Common     58013510       1,986       60,301      Sole              N/A       1,400             58,901
ROYAL DUTCH
  PETROLEUM COMPANY         Common     78025780       1,919       31,175      Sole              N/A         600             30,575
MOTOROLA, INC.              Common     62007610       1,887       64,920      Sole              N/A       6,800             58,120
DELL COMPUTER CORP COM      Common    247025109       1,757       35,620      Sole              N/A         850             34,770
EMC CORP MASS COM           Common    268648102       1,693       22,000      Sole              N/A       6,500             15,500
WAL-MART STORES             Common    931142103       1,662       28,840      Sole              N/A       4,800             24,040
NEXTEL COMMUNICATIONS CL A  Common    65332V103       1,658       27,100      Sole              N/A       3,000             24,100
AGILENT TECHNOLOGIES COM    Common    00846U101       1,479       20,054      Sole              N/A       1,181             18,873
PEPSICO, INC.               Common     71344810       1,431       32,200      Sole              N/A           0             32,200
BRISTOL MYERS SQUIBB CO.    Common     11012210       1,372       23,550      Sole              N/A       3,400             20,150
MORGAN (J.P.) COMPANY       Common     61688010       1,173       10,650      Sole              N/A           0             10,650
AMERICAN HOME PRODUCTS CORP Common      2660910       1,171       19,925      Sole              N/A           0             19,925
ALBERTSON'S, INC.           Common      1310410       1,150       34,575      Sole              N/A         250             34,325
COSTCO WHOLESALE            Common    22160K105       1,140       34,550      Sole              N/A       4,400             30,150
BP AMOCO PLC SPONSORED ADR  Common     55622104       1,045       18,474      Sole              N/A           0             18,474
GTE CORPORATION             Common     36232010         993       15,950      Sole              N/A           0             15,950
PFIZER, INC.                Common     71708110         898       18,704      Sole              N/A       1,200             17,504
STATE ST CORP               Common     85747710         849        8,000      Sole              N/A           0              8,000
TEXAS INSTRS INC COM        Common    882508104         847       12,325      Sole              N/A           0             12,325
ILLINOIS TOOL WORKS         Common     45230810         829       14,550      Sole              N/A         100             14,450
SAFEGUARD SCIENTIFICS COM   Common    786449108         765       23,875      Sole              N/A       3,500             20,375
SUN MICROSYSTEMS INC COM    Common    866810104         755        8,300      Sole              N/A       2,000              6,300
PROCTER & GAMBLE            Common     74271810         751       13,120      Sole              N/A           0             13,120
AMGEN INC                   Common     31162100         718       10,225      Sole              N/A         825              9,400
CHEVRON CORPORATION         Common     16675110         671        7,906      Sole              N/A         100              7,806
BANKAMERICA CORP.           Common      6605010         660       15,340      Sole              N/A       1,252             14,088
US BANCORP DEL COM          Common     90297310         612       31,816      Sole              N/A           0             31,816
HOME DEPOT INC COM          Common    437076102         557       11,150      Sole              N/A       3,450              7,700
VODAFONE AIRTOUCH PLC       Common    92857T107         521       12,575      Sole              N/A         525             12,050
    SPONSORED ADR
QUALCOMM INC COM            Common    747525103         510        8,500      Sole              N/A       2,500              6,000
NORTEL NETWORKS CORP        Common    656569100         498        7,300      Sole              N/A       3,700              3,600
TEXACO, INC.                Common     88169410         463        8,700      Sole              N/A           0              8,700
COMPAQ COMPUTER CORP        Common     20449310         460       18,000      Sole              N/A           0             18,000
SCHLUMBERGER, LTD.          Common     80685710         455        6,100      Sole              N/A           0              6,100
APPLE COMPUTERS             Common     37833100         438        8,370      Sole              N/A         500              7,870
ELI LILLY & COMPANY         Common     53245710         409        4,100      Sole              N/A           0              4,100
FEDERAL NATIONAL
   MORTGAGE ASSN            Common    313586109         381        7,300      Sole              N/A           0              7,300
MORGAN STANLEY              Common    617446448         354        4,250      Sole              N/A           0              4,250
   DEAN WITTER & CO.
CATERPILLAR, INC.           Common     14912310         349       10,300      Sole              N/A           0             10,300
AMERICAN INTERNATIONAL GRP  Common     26874107         338        2,875      Sole              N/A           0              2,875
PHILLIP MORRIS COS  INC     Common    718154107         313       11,800      Sole              N/A           0             11,800
CLOROX CO.                  Common    189054109         303        6,760      Sole              N/A           0              6,760
STARBUCKS CORP.             Common    855244109         286        7,500      Sole              N/A           0              7,500
U S WEST INC NEW COM        Common     91273H10         257        2,995      Sole              N/A           0              2,995
WASHINGTON MUTUAL INC COM   Common    939322103         256        8,875      Sole              N/A           0              8,875
BURLINGTON NORTHERN
  SANTA FE                  Common     12189T10         251       10,950      Sole              N/A           0             10,950
AT&T CORP.                  Common       195710         249        7,862      Sole              N/A           0              7,862
BIOGEN INC COM              Common     90597105         235        3,650      Sole              N/A           0              3,650
ICOS CORP COM               Common    449295104         220        5,000      Sole              N/A           0              5,000
GAP INC DEL COM             Common    364760108         219        7,000      Sole              N/A       5,300              1,700
BOEING COMPANY              Common      9702310         210        5,024      Sole              N/A           0              5,024


GRAND TOTAL                                         117,573

